Motley Fool Next Index ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 5.7%
AeroVironment, Inc. (a)	412	$80,134
Axon Enterprise, Inc. (a)	1,112	719,419
HEICO Corp.	1,767	483,045
Rocket Lab USA, Inc. (a)	7,315	199,553
Textron, Inc.	2,757	236,082
		1,718,233

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	1,758	106,939

Automobile Components - 0.6%
BorgWarner, Inc.	3,352	115,041
Phinia, Inc.	643	36,059
XPEL, Inc. (a)	407	17,705
		168,805

Banks - 0.7%
Axos Financial, Inc. (a)	836	69,263
Western Alliance Bancorp	1,604	150,150
		219,413

Beverages - 0.5%
Boston Beer Co., Inc. - Class A (a)	166	52,496
Celsius Holdings, Inc. (a)	3,432	97,640
		150,136

Biotechnology - 4.5%
2seventy bio, Inc. (a)	758	3,024
Alnylam Pharmaceuticals, Inc. (a)	1,888	477,796
AnaptysBio, Inc. (a)	442	11,032
BioMarin Pharmaceutical, Inc. (a)	2,803	185,082
Bluebird Bio, Inc. (a)	2,855	1,156
Bridgebio Pharma, Inc. (a)	2,767	74,958
Editas Medicine, Inc. (a)	1,207	2,704
Emergent BioSolutions, Inc. (a)	792	8,015
Exact Sciences Corp. (a)	2,718	168,734
Exelixis, Inc. (a)	4,200	153,132
Ionis Pharmaceuticals, Inc. (a)	2,320	82,894
Neurocrine Biosciences, Inc. (a)	1,485	188,224
		1,356,751

Broadline Retail - 0.3%
Etsy, Inc. (a)	1,689	92,659

Building Products - 0.4%
Trex Co., Inc. (a)	1,599	119,973

Capital Markets - 5.0%
Affiliated Managers Group, Inc.	436	81,767
Cboe Global Markets, Inc.	1,539	332,193
FactSet Research Systems, Inc.	557	273,303
Houlihan Lokey, Inc.	1,021	193,061
Interactive Brokers Group, Inc. - Class A	1,600	305,744
Jefferies Financial Group, Inc.	3,026	239,478
PJT Partners, Inc. - Class A	350	58,576
		1,484,122

Chemicals - 1.2%
Balchem Corp.	477	86,108
RPM International, Inc.	1,894	262,849
		348,957

Commercial Services & Supplies - 2.6%
Healthcare Services Group, Inc. (a)	1,078	13,303
Rollins, Inc.	7,134	359,054
Veralto Corp.	3,637	393,487
		765,844

Communications Equipment - 1.0%
Ubiquiti, Inc.	889	308,030

Construction & Engineering - 0.6%
MasTec, Inc. (a)	1,144	164,805

Consumer Finance - 0.5%
Nelnet, Inc. - Class A	533	58,054
Upstart Holdings, Inc. (a)	1,315	103,609
		161,663

Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores, Inc.	545	229,385
Maplebear, Inc. (a)	3,786	165,335
		394,720

Distributors - 0.5%
LKQ Corp.	3,874	152,209

Diversified Consumer Services - 0.8%
Chegg, Inc. (a)	1,525	3,218
Duolingo, Inc. (a)	641	223,241
		226,459

Diversified Telecommunication Services - 0.0%(b)
Bandwidth, Inc. - Class A (a)	398	8,370

Electronic Equipment, Instruments & Components - 2.6%
Cognex Corp.	2,524	100,909
Coherent Corp. (a)	2,254	225,761
IPG Photonics Corp. (a)	650	50,726
Littelfuse, Inc.	363	89,541
Zebra Technologies Corp. - Class A (a)	759	308,913
		775,850

Entertainment - 4.9%
Live Nation Entertainment, Inc. (a)	3,391	468,806
Roku, Inc. (a)	2,128	146,896
Take-Two Interactive Software, Inc. (a)	2,580	486,020
Warner Bros Discovery, Inc. (a)	36,118	378,517
		1,480,239

Financial Services - 2.7%
Euronet Worldwide, Inc. (a)	660	69,386
Jack Henry & Associates, Inc.	1,072	188,865
Marqeta, Inc. - Class A (a)	7,488	29,053
Toast, Inc. - Class A (a)	8,276	360,337
Walker & Dunlop, Inc.	494	54,429
WEX, Inc. (a)	603	113,762
		815,832

Food Products - 1.7%
Darling Ingredients, Inc. (a)	2,341	94,881
Freshpet, Inc. (a)	713	109,124
McCormick & Co., Inc./MD	3,956	310,190
		514,195

Ground Transportation - 2.1%
Landstar System, Inc.	522	97,050
RXO, Inc. (a)	2,324	70,069
U-Haul Holding Co. (a)	2,767	195,544
XPO, Inc. (a)	1,712	260,926
		623,589

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	1,096	255,116
Globus Medical, Inc. - Class A (a)	1,993	170,621
Inari Medical, Inc. (a)	855	44,392
Insulet Corp. (a)	1,028	274,250
Masimo Corp. (a)	785	135,444
QuidelOrtho Corp. (a)	990	40,590
Solventum Corp. (a)	2,540	181,635
STAAR Surgical Co. (a)	722	21,010
TransMedics Group, Inc. (a)	489	42,401
		1,165,459

Health Care Providers & Services - 1.6%
Fulgent Genetics, Inc. (a)	443	8,107
Guardant Health, Inc. (a)	1,811	64,489
HealthEquity, Inc. (a)	1,285	130,479
Progyny, Inc. (a)	1,326	20,646
Quest Diagnostics, Inc.	1,638	266,437
		490,158

Health Care Technology - 0.7%
Doximity, Inc. - Class A (a)	2,734	144,902
GoodRx Holdings, Inc. - Class A (a)	5,588	27,046
Teladoc, Inc. (a)	2,520	30,190
		202,138

Hotels, Restaurants & Leisure - 3.8%
Cava Group, Inc. (a)	1,684	237,276
Dave & Buster's Entertainment, Inc. (a)	575	22,609
Hyatt Hotels Corp. - Class A	1,475	232,962
Planet Fitness, Inc. - Class A (a)	1,244	123,840
Sweetgreen, Inc. - Class A (a)	1,677	68,723
Texas Roadhouse, Inc.	978	200,754
Vail Resorts, Inc.	552	98,941
Wingstop, Inc.	429	141,042
		1,126,147

Household Durables - 1.8%
Dream Finders Homes, Inc. - Class A (a)	1,377	45,813
iRobot Corp. (a)	442	3,364
Meritage Homes Corp.	534	102,031
NVR, Inc. (a)	42	387,894
		539,102

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	412	37,883

Industrial REITs - 0.3%
STAG Industrial, Inc.	2,681	98,634

Insurance - 2.1%
Kinsale Capital Group, Inc.	339	172,361
Lemonade, Inc. (a)	1,046	54,193
Markel Group, Inc. (a)	189	336,972
Safety Insurance Group, Inc.	215	18,456
Trupanion, Inc. (a)	618	32,946
		614,928

Interactive Media & Services - 1.4%
Match Group, Inc. (a)	3,797	124,314
Pinterest, Inc. - Class A (a)	10,107	306,444
		430,758

IT Services - 5.4%
Cloudflare, Inc. - Class A (a)	5,030	502,145
DigitalOcean Holdings, Inc. (a)	1,354	51,560
EPAM Systems, Inc. (a)	836	203,917
Fastly, Inc. - Class A (a)	2,041	17,308
GoDaddy, Inc. - Class A (a)	2,073	409,563
Okta, Inc. (a)	2,501	193,978
Twilio, Inc. - Class A (a)	2,362	246,923
		1,625,394

Leisure Products - 0.4%
Hasbro, Inc.	2,052	133,688

Life Sciences Tools & Services - 0.4%
Repligen Corp. (a)	824	124,045

Machinery - 3.5%
Chart Industries, Inc. (a)	616	119,042
Middleby Corp. (a)	789	113,135
Proto Labs, Inc. (a)	368	15,158
RBC Bearings, Inc. (a)	426	142,757
Tennant Co.	275	24,302
Toro Co.	1,511	131,578
Westinghouse Air Brake Technologies Corp.	2,578	517,198
		1,063,170

Media - 0.5%
Boston Omaha Corp. - Class A (a)	459	7,009
New York Times Co. - Class A	2,416	131,092
PubMatic, Inc. - Class A (a)	728	11,612
		149,713

Oil, Gas & Consumable Fuels - 1.4%
Clean Energy Fuels Corp. (a)	3,288	10,127
EQT Corp.	8,747	397,464
Excelerate Energy, Inc. - Class A	367	11,366
Vitesse Energy, Inc.	432	12,130
		431,087

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,858	97,731

Personal Care Products - 0.4%
elf Beauty, Inc. (a)	829	107,372

Pharmaceuticals - 0.8%
Viatris, Inc.	17,582	230,148

Professional Services - 3.5%
Broadridge Financial Solutions, Inc.	1,716	405,010
NV5 Global, Inc. (a)	956	20,802
Paycom Software, Inc.	823	190,870
Robert Half, Inc.	1,503	112,139
SS&C Technologies Holdings, Inc.	3,614	279,507
TaskUS, Inc. - Class A (a)	1,304	19,117
Upwork, Inc. (a)	1,942	32,956
		1,060,401

Real Estate Management & Development - 0.1%
Redfin Corp. (a)	1,790	16,987

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	1,876	32,642

Semiconductors & Semiconductor Equipment - 3.3%
Cirrus Logic, Inc. (a)	784	81,889
Enphase Energy, Inc. (a)	1,993	142,201
First Solar, Inc. (a)	1,576	314,049
Impinj, Inc. (a)	413	79,383
Silicon Laboratories, Inc. (a)	474	52,448
Skyworks Solutions, Inc.	2,350	205,836
Universal Display Corp.	698	114,835
		990,641

Software - 12.1%
Alarm.com Holdings, Inc. (a)	723	47,096
Appfolio, Inc. - Class A (a)	533	135,249
Appian Corp. - Class A (a)	1,064	40,272
Asana, Inc. - Class A (a)	3,357	51,396
Blackbaud, Inc. (a)	741	62,199
BlackLine, Inc. (a)	912	56,553
Box, Inc. - Class A (a)	2,108	73,970
Braze, Inc. - Class A (a)	1,513	60,096
Confluent, Inc. - Class A (a)	4,750	146,490
DocuSign, Inc. (a)	2,987	238,034
Gitlab, Inc. - Class A (a)	2,360	150,450
HubSpot, Inc. (a)	756	545,114
Manhattan Associates, Inc. (a)	900	256,896
Nutanix, Inc. - Class A (a)	3,905	254,918
Pegasystems, Inc.	1,255	119,187
Q2 Holdings, Inc. (a)	886	92,800
Samsara, Inc. - Class A (a)	8,195	438,351
Smartsheet, Inc. - Class A (a)	2,045	114,418
Tyler Technologies, Inc. (a)	625	393,231
UiPath, Inc. - Class A (a)	8,099	115,087
Unity Software, Inc. (a)	5,843	140,875
Varonis Systems, Inc. (a)	1,650	82,434
Zuora, Inc. - Class A (a)	2,229	22,134
		3,637,250

Specialty Retail - 7.8%
Camping World Holdings, Inc. - Class A	662	16,179
CarMax, Inc. (a)	2,296	192,795
Carvana Co. (a)	1,822	474,485
Chewy, Inc. - Class A (a)	6,162	205,873
Designer Brands, Inc. - Class A	817	4,052
Five Below, Inc. (a)	806	74,716
GameStop Corp. - Class A (a)	6,282	182,492
RH (a)	269	103,603
Sleep Number Corp. (a)	326	4,890
Stitch Fix, Inc. - Class A (a)	1,802	8,578
Tractor Supply Co.	1,587	450,184
Ulta Beauty, Inc. (a)	690	266,782
Williams-Sonoma, Inc.	1,860	319,957
Winmark Corp.	48	19,772
		2,324,358

Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. - Class A (a)	4,826	255,730

Textiles, Apparel & Luxury Goods - 0.7%
Skechers USA, Inc. - Class A (a)	2,241	143,020
Under Armour, Inc. - Class A (a)	6,222	60,416
		203,436

Trading Companies & Distributors - 1.5%
Watsco, Inc.	551	303,932
WESCO International, Inc.	722	152,753
		456,685
TOTAL COMMON STOCKS (Cost $26,278,138)		29,803,478

TOTAL INVESTMENTS - 99.4% (Cost $26,278,138)		29,803,478
Other Assets in Excess of Liabilities - 0.6%		196,100
TOTAL NET ASSETS - 100.0%		$29,999,578
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Motley Fool Next Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,803,478	$–	$–	$29,803,478
Total Investments	$29,803,478	$–	$–	$29,803,478

Refer to the Schedule of Investments for further disaggregation of investment categories.